NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
	Mar. 31, 2021 CAD ($) business_segments	Mar. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating segments | business_segments	3
Increase In royalty obligations, impact of 1% change in growth rate | $	$ 2.3	$ 2.8
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period	1 year
Growth rate used to extrapolate cash flow projections	2.00%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected warranty claims period	7 years
Growth rate used to extrapolate cash flow projections	3.00%
Government royalties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate for government royalty payments	6.00%
Government royalties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections	9.00%
Discount rate for government royalty payments	12.00%
Capitalized development costs
Disclosure of detailed information about property, plant and equipment [line items]
Average remaining amortization period	5 years 3 months 18 days	5 years 2 months 12 days
Capitalized development costs | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
Capitalized development costs | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	10 years
Customer relationships | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
Customer relationships | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	20 years
Licenses | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
Licenses | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	20 years
ERP and other software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
ERP and other software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	10 years
Other intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	2 years
Other intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	40 years
Buildings and land
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets	25 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, right of use assets	7 years
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	2.50%
Useful lives, property, plant and equipment	3 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	10.00%
Useful lives, property, plant and equipment	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Average remaining amortization period	12 years 2 months 12 days	12 years
Simulators | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	20.00%
Useful lives, property, plant and equipment	2 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	35.00%
Useful lives, property, plant and equipment	15 years
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Aircraft engines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, property plant and equipment	3500 hours